Other Current Liabilities - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Accrued vendor payments	$ 6,395	$ 6,528
Accrued ERC payments	9,044	9,044
Accrued directors and officers insurance	1,622	1,780
Accrued employee-related expenses	11,722	10,239
Accrued engine expenses	2,479	713
Accrued tax expenses	1,430	1,072
Accrued interest	2,145	472
Excise tax payable	999	1,188
Other	683	96
Total other current liabilities	$ 36,519	$ 31,132